PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

8.PROPERTY, PLANT AND EQUIPMENT

							Battery Material
				Furniture and		Mine under	Demonstration Plant
	Land	Buildings	Equipment	other IT equipment	Rolling stock	construction [1]	under construction [1]	Total
	$	$	$	$	$	$	$	$
COST
Balance as at January 1, 2023	2,455	3,267	9,813	259	128	37,785	14,591	68,298
Additions	-	171	398	-	-	8,215	1,258	10,042
Transfers	-	-	15,139	-	-	-	(15,139)	-
Write-Off/Disposals	-	-	-	(24)	-	-	-	(24)
Balance as at December 31, 2023	2,455	3,438	25,350	235	128	46,000	710	78,316
ACCUMULATED DEPRECIATION
Balance as at January 1, 2023	-	551	3,478	97	37	-	-	4,163
Depreciation	-	228	7,245	56	24	-	-	7,553
Write-Off/Disposals	-	-	-	(19)	-	-	-	(19)
Balance as at December 31, 2023	-	779	10,723	134	61	-	-	11,697
Net book value as at December 31, 2023	2,455	2,659	14,627	101	67	46,000	710	66,619

							Battery Material
				Furniture and		Mine under	Demonstration Plant
	Land	Buildings	Equipment	other IT equipment	Rolling stock	construction [1]	under construction [1]	Total
	$	$	$	$	$	$	$	$
COST
Balance as at January 1, 2022	2,412	2,791	163	166	53	18,032	18,886	42,503
Additions	43	15	248	—	50	19,753	5,687	25,796
Transfers	—	461	9,402	93	26	—	(9,982)	—
Write-Off/Disposals	—	—	—	—	(1)	—	—	(1)
Balance as at December 31, 2022	2,455	3,267	9,813	259	128	37,785	14,591	68,298
ACCUMULATED DEPRECIATION
Balance as at January 1, 2022	—	330	19	36	15	—	—	400
Depreciation	—	221	3,459	61	23	—	—	3,764
Write-Off/Disposals	—	—	—	—	(1)	—	—	(1)
Balance as at December 31, 2022	—	551	3,478	97	37	—	—	4,163
Net book value as at December 31, 2022	2,455	2,716	6,335	162	91	37,785	14,591	64,135

[1] Assets under construction are not being depreciated as they are not in the condition necessary to be capable of being operated in the manner intended by management.

Capitalized expenditures for the Battery Material Demonstration Plant under construction and Mine under construction are presented net of grants of $60 and $16, respectively, for the year ended December 31, 2023 ($4,109 and nil, respectively in 2022).

The amount of borrowing costs included in Mine under construction for the year ended December 31, 2023 is $825 (nil for the year ended December 31, 2022). The rate used to determine the amount of borrowing costs to be capitalized is the weighted average interest rate applicable to the entity’s general borrowings during the year ended December 31, 2023.

During the quarter ended June 30, 2023, the Company placed in service both the Coating Demonstration Plant and a second unit for the Shaping Demonstration Plant representing a total amount of $11,767 and $3,372 respectively. As a result, $15,139 was transferred from the Battery Material Demonstration Plant under construction category towards the Equipment category.